INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
INVENTORIES
Schedule of inventories

	At December 31,	At December 31,
	2019	2020
	$	$
Raw materials	75,722	90,308
Work-in-process	74,105	69,132
Finished goods	404,243	536,541
	554,070	695,981